PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	As of December 31,
	2016	2017
Vehicles	5,926,576,864	7,775,410,903
In-car equipment	37,670,565	52,443,083
Building	55,587,304	55,587,304
Leasehold improvements	32,752,237	44,056,477
Software	12,211,763	14,051,492
Office furniture and equipment	33,463,933	44,782,752

Property and equipment subject to depreciation	6,098,262,666	7,986,332,011
Less: accumulated depreciation	(1,127,934,340)	(1,358,334,657)

Subtotal	4,970,328,326	6,627,997,354
Construction in progress	753,240,849	429,047,963
Property and equipment, net	5,723,569,175	7,057,045,317